Risk and Capital Management (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 909,422	R$ 822,590
Loan operations and lease operations percentage	100.00%	100.00%
Industry and commerce [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 197,351	R$ 190,491
Loan operations and lease operations percentage	21.70%	23.10%
Services [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 177,180	R$ 173,332
Loan operations and lease operations percentage	19.50%	21.10%
Other sectors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 37,072	R$ 37,652
Loan operations and lease operations percentage	4.10%	4.60%
Individuals [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 497,819	R$ 421,115
Loan operations and lease operations percentage	54.70%	51.20%